Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Common stock, subject to possible redemption	2,577,138	2,577,138	7,875,000
Common stock, shares at redemption value (in Dollars per share)	$ 11.06	$ 10.83	$ 10.29
Common stock subject to possible redemption, par value (in Dollars per share)	0.0001	0.0001	0.0001
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	479,000,000	479,000,000	479,000,000
Ordinary shares, shares issued	2,086,874	2,086,874	118,125
Ordinary shares, shares outstanding	2,086,874	2,086,874	118,125
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	1	1	1,968,750
Ordinary shares, shares outstanding	1	1	1,968,750